Foreign Currency Assets and Liabilities (Details) $ in Thousands		Jun. 30, 2020 $ / shares	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 $ / shares	Jun. 30, 2019 ARS ($)
Statement Line Items [Line Items]
Trade and other receivables			$ 9,591,748		$ 10,818,945
Total trade and other receivables			6,009,312		978,129	[1]
Total investments in financial assets	[1]		6,030,155		7,911,493
Total cash and cash equivalents	[1]		2,753,939		4,263,132
Total Assets	[1]		14,793,406		13,152,754
Total trade and other payables	[1]		420,159		406,426
Borrowings			39,079,556		33,631,231
Total borrowings	[1]		37,205,141		32,896,391
Total derivative financial instruments	[1]		6,881		38,525
Total Provisions	[1]		94,970		303
Total leases liabilities	[1]		352
Total Liabilities	[1]		37,727,503		33,341,645
ARS [Member]
Statement Line Items [Line Items]
Trade and other receivables			34		1,163
Trade and other receivables, Exchange rate | $ / shares	[1],[2]	$ 1.67		$ 1.67
Cash and cash equivalents			7		3
Cash and cash equivalents, Exchange rate | $ / shares	[1],[2]	1.67		1.67
Trade and other payables	[1]		5		10
Trade and other payables, Exchange rate | $ / shares	[1],[2]	1.67		1.67
ARS [Member] | Amount [member]
Statement Line Items [Line Items]
Trade and other receivables			20		20
Cash and cash equivalents			4		4
Trade and other payables	[1],[3]		3		3
USD [Member]
Statement Line Items [Line Items]
Trade and other receivables					828,001
Trade and other receivables, Exchange rate | $ / shares	[1],[2]	70.26		70.26
Trade and other receivables with related parties	[1]		4,443,096		144,038
Trade and other receivables with related parties, Exchange rate | $ / shares	[1],[2]	70.46		70.46
Investments in financial assets	[1]		564,620		3,979,897
Investments in financial assets, Exchange rate | $ / shares	[1],[2]	70.26		70.26
Investment in financial assets with related parties	[1]		5,465,535		3,931,596
Investment in financial assets with related parties, Exchange rate | $ / shares	[1],[2]	70.46		70.46
Cash and cash equivalents			2,753,711		4,262,934
Cash and cash equivalents, Exchange rate | $ / shares	[1],[2]	70.26		70.26
Trade and other payables	[1]		419,414		406,416
Trade and other payables, Exchange rate | $ / shares	[1],[2]	70.46		70.46
Trade and other payables with related parties	[1]		740
Trade and other payables with related parties, Exchange rate | $ / shares	[1],[2]	70.46		70.46
Borrowings			37,205,141		32,896,391
Borrowings, Exchange rate | $ / shares	[1],[2]	70.46		70.46
Borrowings with related parties	[1]
Borrowings with related parties, Exchange rate | $ / shares	[1],[2]	70.46		70.46
Derivative financial instruments	[1]		6,881		6,881
Derivative financial instruments, Exchange rate | $ / shares	[1],[2]			70.46
Provisions	[1]		94,970		94,970
Provisions, Exchange rate | $ / shares	[1],[2]	70.46		70.46
Leases liabilities	[1]		352
Leases liabilities, Exchange rate | $ / shares	[1],[2]	70.46		70.46
USD [Member] | Amount [member]
Statement Line Items [Line Items]
Trade and other receivables			22,053		22,053
Trade and other receivables with related parties	[1],[3]		63,058		63,058
Investments in financial assets	[1],[3]		8,036		8,036
Investment in financial assets with related parties	[1],[3]		77,569		77,569
Cash and cash equivalents			39,193		39,193
Trade and other payables	[1],[3]		5,953		5,953
Trade and other payables with related parties	[1],[3]		11		11
Borrowings			528,032		528,032
Borrowings with related parties	[1],[3]
Derivative financial instruments	[1],[3]		98		98
Provisions	[1],[3]		1,348		1,348
Leases liabilities	[1],[3]		5		5
Pound [Member]
Statement Line Items [Line Items]
Cash and cash equivalents			131		116
Cash and cash equivalents, Exchange rate | $ / shares	[1],[2]	86.90		86.90
Pound [Member] | Amount [member]
Statement Line Items [Line Items]
Cash and cash equivalents			2		2
Euros [Member]
Statement Line Items [Line Items]
Trade and other receivables			16,756		4,927
Trade and other receivables, Exchange rate | $ / shares	[1],[2]	78.87		78.87
Cash and cash equivalents			90		79
Cash and cash equivalents, Exchange rate | $ / shares	[1],[2]	$ 78.87		$ 78.87
Euros [Member] | Amount [member]
Statement Line Items [Line Items]
Trade and other receivables			212		212
Cash and cash equivalents			$ 1		$ 1

[1]	Considering foreign currencies those that differ from each one of the Group's companies' functional currency at each year-end.
[2]	Exchange rate of the Argentine Peso as of June 30, 2020 as reported by the Argentina Central Bank.
[3]	Expressed in thousands of foreign currency.